Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total	$ 39,602	$ 10,676,403
Less: Accumulated depreciation	(9,374)	(1,516,189)
Property, plant and equipment, net	30,228	9,160,214
Performance equipment [Member]
Property, Plant and Equipment [Line Items]
Total		10,637,926
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 39,602	$ 38,477